Other financial assets and liabilities - Investment in equity securities (Details) shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) shares
Ifrs Statement [Line Items]
Proceeds from sale of investment	$ 1,259
Reclassification of the fair value adjustment reserve (nota 14a)	$ 522
Mosaic
Ifrs Statement [Line Items]
Number of shares held | shares	34.2
Proceeds from sale of investment	$ 1,259
Reclassification of the fair value adjustment reserve (nota 14a)	$ 522